Revenues from Contracts with Customers - Disaggregation within Segments (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from Contracts with Customers - Disaggregation of Revenues
Total fees and other revenues	$ 1,146.8	$ 1,083.6	$ 2,204.7	$ 2,168.1	$ 2,708.2
Premiums and other considerations	3,479.9	2,927.8	6,396.7	5,264.3	4,714.0
Net investment income	1,731.7	1,586.0	3,285.5	2,852.4	3,633.7
Benefits and Protection
Revenues from Contracts with Customers - Disaggregation of Revenues
Premiums and other considerations			3,469.0	3,306.8	2,830.4
Net investment income			545.7	560.3	907.8
Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Premiums and other considerations			2,935.0	1,959.7	1,883.6
Net investment income			2,618.8	2,252.2	2,674.4
Corporate
Revenues from Contracts with Customers - Disaggregation of Revenues
Premiums and other considerations			(7.3)	(2.2)
Net investment income			121.0	39.9	51.5
Operating Segments
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	373.7	310.5	641.3	609.4	480.3
Total operating revenues	6,304.6	5,567.2	11,805.4	10,237.3	11,095.4
Operating Segments | Benefits and Protection
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	50.2	41.1	85.8	76.7	72.1
Total operating revenues	2,246.1	2,225.1	4,490.4	4,295.2	4,779.4
Operating Segments | Benefits and Protection | Specialty Benefits
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	6.2	6.4	12.7	12.3	12.0
Fees and other revenues not within the scope of revenue recognition guidance	8.9	9.1	18.2	18.5	19.0
Total fees and other revenues	15.1	15.5	30.9	30.8	31.0
Premiums and other considerations	1,598.0	1,475.3	3,020.9	2,771.2	2,496.6
Net investment income	91.7	82.0	174.3	179.6	179.2
Total operating revenues	1,704.8	1,572.8	3,226.1	2,981.6	2,706.8
Operating Segments | Benefits and Protection | Specialty Benefits | Administrative service fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	6.2	6.4	12.7	12.3	12.0
Operating Segments | Benefits and Protection | Life Insurance
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	44.0	34.7	73.1	64.4	60.2
Fees and other revenues not within the scope of revenue recognition guidance	166.7	160.7	332.6	321.0	884.5
Total fees and other revenues	210.7	195.4	405.7	385.4	944.7
Premiums and other considerations	129.8	257.7	461.6	535.8	333.9
Net investment income	201.0	199.4	397.8	392.6	794.2
Total operating revenues	541.5	652.5	1,265.1	1,313.8	2,072.8
Operating Segments | Benefits and Protection | Life Insurance | Administrative service fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	17.5	14.3	30.3	26.9	26.3
Operating Segments | Benefits and Protection | Life Insurance | Commission income
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	26.5	20.4	42.8	37.5	33.9
Operating Segments | Retirement and Income Solutions
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	324.0	269.8	556.3	533.6	409.2
Fees and other revenues not within the scope of revenue recognition guidance	554.8	556.4	1,118.7	1,114.0	1,226.9
Total fees and other revenues	878.8	826.2	1,675.0	1,647.6	1,636.1
Premiums and other considerations	1,765.0	1,202.0	2,935.0	1,959.7	1,883.6
Net investment income	1,375.9	1,261.6	2,584.7	2,274.1	2,728.8
Total operating revenues	4,019.7	3,289.8	7,194.7	5,881.4	6,248.5
Operating Segments | Retirement and Income Solutions | Administrative service fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	316.3	261.8	539.5	519.2	395.8
Operating Segments | Retirement and Income Solutions | Deposit account fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	6.1	5.7	11.3	10.2	9.2
Operating Segments | Retirement and Income Solutions | Other fee revenue
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers		1.5	3.6	3.0	3.5
Operating Segments | Retirement and Income Solutions | Commission income
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	1.6	0.8	1.9	1.2	0.7
Operating Segments | Corporate
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	(0.5)	(0.4)	(0.8)	(0.9)	(1.0)
Fees and other revenues not within the scope of revenue recognition guidance	4.3	7.0	13.4	16.0	17.6
Total fees and other revenues	3.8	6.6	12.6	15.1	16.6
Premiums and other considerations	(1.3)	(1.3)	(7.3)	(2.2)
Net investment income	36.3	47.0	115.0	47.8	50.9
Total operating revenues	38.8	52.3	120.3	60.7	67.5
Operating Segments | Corporate | Revenue by type - Eliminations
Revenues from Contracts with Customers - Disaggregation of Revenues
Total revenues from contracts with customers	$ (0.5)	$ (0.4)	$ (0.8)	$ (0.9)	$ (1.0)